Commitments and Contingencies - Summary of Maturities of Lease Liabilities (Detail) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022 (Remaining three months)	$ 215
2023	872	$ 674,000
2024	703	694,000
2025	0	596,000
2026	0	0
2026		0
Total lease payments	1,790	1,964,000
Less imputed interest	(210)	(316,000)
Total lease liabilities as of December 31, 2021	$ 1,580	$ 1,648,000